Series B Preferred (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Series B Authorized Stock	5,000,000	5,000,000	5,000,000
Shares Oustanding Series B	0	0	0